Condensed Consolidated Statements of Stockholders' Equity Deficit - USD ($) $ in Thousands	Total	Cumulative effect, period of adoption, adjustment	IPO	Common Stock	Common Stock Cumulative effect, period of adoption, adjustment	Common Stock IPO	Additional Paid-in Capital	Additional Paid-in Capital IPO	Accumulated Deficit	Accumulated Deficit Cumulative effect, period of adoption, adjustment	Treasury Stock	Series A and A-1 Preferred Stock Preferred Stock	Series B Preferred Stock Preferred Stock
Beginning Balance at Dec. 31, 2017	$ 100,682			$ 8			$ 121,522		$ (13,363)		$ (7,505)	$ 6	$ 14
Beginning Balance, shares at Dec. 31, 2017				7,939,129							(2,901,109)	5,620,000	14,164,306
Exercise of common stock options	459						459
Exercise of common stock options, shares				173,452
Stock-based compensation	2,263						2,263
Repurchase of common shares	(11,266)										$ (11,266)
Repurchase of common shares, shares											(573,463)
Net loss	(129,106)								(129,106)
Ending Balance at Dec. 31, 2018	(36,968)	$ 23,666		$ 8	$ 0		124,244		(142,469)	$ 23,666	$ (18,771)	$ 6	$ 14
Ending Balance, shares at Dec. 31, 2018				8,112,581							(3,474,572)	5,620,000	14,164,306
Exercise of common stock options	322						322
Exercise of common stock options, shares				268,549
Stock-based compensation	555						555
Dividends paid	(4,500)								(4,500)
Net loss	(24,019)								(24,019)
Ending Balance at Mar. 31, 2019	(40,944)			$ 8			125,121		(147,322)		$ (18,771)	$ 6	$ 14
Ending Balance, shares at Mar. 31, 2019				8,381,130							(3,474,572)	5,620,000	14,164,306
Beginning Balance at Dec. 31, 2018	(36,968)	23,666		$ 8	0		124,244		(142,469)	23,666	$ (18,771)	$ 6	$ 14
Beginning Balance, shares at Dec. 31, 2018				8,112,581							(3,474,572)	5,620,000	14,164,306
Net loss	(97,561)
Ending Balance at Sep. 30, 2019	(89,067)			$ 8			191,267		(261,638)		$ (18,771)	$ 4	$ 63
Ending Balance, shares at Sep. 30, 2019				8,447,926							(3,474,572)	4,120,000	62,936,969
Beginning Balance at Dec. 31, 2018	(36,968)	$ 23,666		$ 8	$ 0		124,244		(142,469)	$ 23,666	$ (18,771)	$ 6	$ 14
Beginning Balance, shares at Dec. 31, 2018				8,112,581							(3,474,572)	5,620,000	14,164,306
Exercise of common stock options	$ 551			$ 1			550
Exercise of common stock options, shares	338,834			338,834
Exchange of Series A-1 Preferred Stock for Series B Preferred Stock							27,603		(27,637)			$ (2)	$ 36
Exchange of Series A-1 Preferred Stock for Series B Preferred Stock, shares												(1,500,000)	35,664,240
Issuance of Series B Preferred Stock, net of issuance cost	$ 79,039						79,005						$ 34
Issuance of stock, net, shares													34,035,354
Stock dividend on Series B Preferred Stock							49,483		(49,501)				$ 18
Stock dividend on Series B Preferred Stock, shares													18,003,505
Stock-based compensation	2,375						2,375
Dividends paid	(4,500)								(4,500)
Net loss	(148,037)								(148,037)
Ending Balance at Dec. 31, 2019	(83,874)			$ 9			283,260		(348,478)		$ (18,771)	$ 4	$ 102
Ending Balance, shares at Dec. 31, 2019				8,451,415							(3,474,572)	4,120,000	101,867,405
Beginning Balance at Mar. 31, 2019	(40,944)			$ 8			125,121		(147,322)		$ (18,771)	$ 6	$ 14
Beginning Balance, shares at Mar. 31, 2019				8,381,130							(3,474,572)	5,620,000	14,164,306
Exercise of common stock options	120						120
Exercise of common stock options, shares				15,936
Stock-based compensation	597						597
Net loss	(16,409)								(16,409)
Ending Balance at Jun. 30, 2019	(56,636)			$ 8			125,838		(163,731)		$ (18,771)	$ 6	$ 14
Ending Balance, shares at Jun. 30, 2019				8,397,066							(3,474,572)	5,620,000	14,164,306
Exercise of common stock options	88						88
Exercise of common stock options, shares				50,860
Exchange of Series A-1 Preferred Stock for Series B Preferred Stock							27,603		(27,637)			$ (2)	$ 36
Exchange of Series A-1 Preferred Stock to Series B Preferred Stock of restricted stock unit awards, shares												(1,500,000)	35,664,241
Issuance of Series B Preferred Stock, net of issuance cost	23,983						23,974						$ 9
Issuance of stock, net, shares													9,090,910
Stock dividend on Series B Preferred Stock							13,133		(13,137)				$ 4
Stock dividend on Series B Preferred Stock, shares													4,017,512
Stock-based compensation	631						631
Net loss	(57,133)								(57,133)
Ending Balance at Sep. 30, 2019	(89,067)			$ 8			191,267		(261,638)		$ (18,771)	$ 4	$ 63
Ending Balance, shares at Sep. 30, 2019				8,447,926							(3,474,572)	4,120,000	62,936,969
Beginning Balance at Dec. 31, 2019	(83,874)			$ 9			283,260		(348,478)		$ (18,771)	$ 4	$ 102
Beginning Balance, shares at Dec. 31, 2019				8,451,415							(3,474,572)	4,120,000	101,867,405
Exercise of common stock options	103						103
Exercise of common stock options, shares				56,729
Issuance of Series B Preferred Stock, net of issuance cost	14,072						14,066						$ 6
Issuance of stock, net, shares													6,033,796
Stock-based compensation	2,057						2,057
Net loss	(17,152)								(17,152)
Ending Balance at Mar. 31, 2020	(84,794)			$ 9			299,486		(365,630)		$ (18,771)	$ 4	$ 108
Ending Balance, shares at Mar. 31, 2020				8,508,144							(3,474,572)	4,120,000	107,901,201
Beginning Balance at Dec. 31, 2019	$ (83,874)			$ 9			283,260		(348,478)		$ (18,771)	$ 4	$ 102
Beginning Balance, shares at Dec. 31, 2019				8,451,415							(3,474,572)	4,120,000	101,867,405
Exercise of common stock options, shares	505,852
Net loss	$ (117,000)
Ending Balance at Sep. 30, 2020	(60,420)			$ 50			424,047		(465,746)		$ (18,771)
Ending Balance, shares at Sep. 30, 2020				50,450,849							(3,474,572)
Beginning Balance at Mar. 31, 2020	(84,794)			$ 9			299,486		(365,630)		$ (18,771)	$ 4	$ 108
Beginning Balance, shares at Mar. 31, 2020				8,508,144							(3,474,572)	4,120,000	107,901,201
Exercise of common stock options	45						45
Exercise of common stock options, shares				20,880
Issuance of Series B Preferred Stock, net of issuance cost	9,933		$ 88,665			$ 7	9,929	$ 88,658					$ 4
Issuance of stock, net, shares						6,666,667							4,444,444
Automatic conversion of preferred stock				$ 33			83					$ (4)	$ (112)
Automatic conversion of preferred stock, shares				(112,345,645)								(4,120,000)	(112,345,645)
Issuance of common stock upon conversion of debt	18,750			$ 1			18,749
Issuance of common stock upon conversion of debt, shares				1,250,000
Issuance of Stock Purchase Warrant							268		(268)
Issuance of common stock upon vesting of restricted stock unit awards				133,353
Stock-based compensation	3,024						3,024
Net loss	(52,783)								(52,783)
Ending Balance at Jun. 30, 2020	(17,160)			$ 50			420,242		(418,681)		$ (18,771)
Ending Balance, shares at Jun. 30, 2020				50,022,606							(3,474,572)
Exercise of common stock options	431						431
Exercise of common stock options, shares				428,243
Stock-based compensation	3,374						3,374
Net loss	(47,065)								(47,065)
Ending Balance at Sep. 30, 2020	$ (60,420)			$ 50			$ 424,047		$ (465,746)		$ (18,771)
Ending Balance, shares at Sep. 30, 2020				50,450,849							(3,474,572)